Commitments and Contingencies (Details 2) (USD $)	0 Months Ended
	Feb. 20, 2014 item	Dec. 31, 2013
Operating lease obligations
2014		$ 3,994,594,000
2015		2,235,622,000
2016		2,774,378,000
2017		1,942,598,000
2018		2,139,735,000
Thereafter		10,177,230,000
Transferred Satellites-related obligations | Subsequent event
Operating lease obligations
2014	148,000,000
2015	175,000,000
2016	123,000,000
2017	102,000,000
2018	102,000,000
Thereafter	329,000,000
Long-term debt obligations
Operating lease obligations
2014		1,005,778,000
2015		756,159,000
2016		1,504,669,000
2017		904,903,000
2018		1,205,197,000
Thereafter		8,032,607,000
Long-term debt obligations | Subsequent event
Reduction in contractual obligation
2014	5,000,000
2015	5,000,000
2016	4,000,000
2017	4,000,000
2018	4,000,000
Thereafter	22,000,000
Interest expense on long-term debt and capital lease obligations
Operating lease obligations
2014		838,801,000
2015		741,005,000
2016		655,467,000
2017		599,028,000
2018		528,620,000
Thereafter		1,355,824,000
Interest expense on long-term debt and capital lease obligations | Subsequent event
Reduction in contractual obligation
2014	3,000,000
2015	2,000,000
2016	2,000,000
2017	2,000,000
2018	1,000,000
Thereafter	5,000,000
Satellite and Tracking Stock Transaction | EchoStar and HSSC
Commitments
Number of owned satellites transferred and leased back	5
Obligations and interest payments transferred	59,000,000
Cash in exchange for shares of series of preferred tracking stock issued	11,000,000
Satellite and Tracking Stock Transaction | EchoStar and HSSC | Subsequent event
Commitments
Number of owned satellites transferred and leased back	5
Obligations and interest payments transferred	59,000,000
Cash in exchange for shares of series of preferred tracking stock issued	$ 11,000,000